Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

April 10, 2023

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Milliman Variable Insurance Trust (“Trust”)
File Nos. 333-257356 and 811-23710

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the series of the Trust included on Appendix A attached hereto that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 17, Amendment No. 19, to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the U.S. Securities and Exchange Commission on December 20, 2022.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, Alan P. Goldberg at (312) 964-3503.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

cc:	Ehsan K. Sheikh
Alan P. Goldberg
Shawn A. Hendricks

Philadelphia | Washington | New York | Chicago

Appendix A

1.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)
2.	Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (II)
3.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (II)
4.	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (II)